SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION ABOUT THE COMPANY’S FINANCE LEASE (Details)	Dec. 31, 2025
Right-of-use Rou Assets And Lease Payable
Weighted average discount rate	2.53%
Weighted average remaining lease term (years)	2 years 10 months 24 days